Intangible Assets - Schedule of FV Assumptions (Details) - Mortgage servicing rights	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assumptions used in estimating the fair value of mortgage service rights
Weighted average constant prepayment rate	6.61%	10.65%
Weighted average note rate	3.43%	3.37%
Weighted average discount rate	11.25%	8.00%
Weighted average expected life (in years)	7 years 2 months 12 days	6 years 1 month 6 days